Schedule of Investments (unaudited) July 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.6%
Lamar Media Corp. 3.75%, 02/15/28 (Call 02/15/23)(a)	$15	$15,131
4.00%, 02/15/30 (Call 02/15/25)(a)	25	25,160
4.88%, 01/15/29 (Call 01/15/24)(a)	10	10,482
5.75%, 02/01/26 (Call 02/01/21)	85	89,063
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(a)	20	18,680
5.00%, 08/15/27 (Call 08/15/22)(a)	35	34,189
5.63%, 02/15/24 (Call 02/15/21)	46	46,522
6.25%, 06/15/25 (Call 06/15/22)(a)	15	15,258
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	45	46,013

		300,498

Aerospace & Defense — 3.1%
Bombardier Inc. 5.75%, 03/15/22(a)	20	18,800
6.00%, 10/15/22 (Call 08/31/20)(a)	35	32,130
6.13%, 01/15/23(a)	70	61,201
7.50%, 12/01/24 (Call 12/01/20)(a)	60	48,421
7.50%, 03/15/25 (Call 03/15/21)(a)	95	76,713
7.88%, 04/15/27 (Call 04/15/22)(a)	135	107,325
8.75%, 12/01/21(a)	55	55,000
Howmet Aerospace Inc. 5.13%, 10/01/24 (Call 07/01/24)	60	64,246
6.88%, 05/01/25 (Call 04/01/25)	65	73,390
Signature Aviation U.S. Holdings Inc., 4.00%, 03/01/28 (Call 03/01/23)(a)	70	66,150
Spirit AeroSystems Inc. 4.60%, 06/15/28 (Call 03/15/28)(b)	40	31,200
7.50%, 04/15/25 (Call 04/15/22)(a)	65	63,963
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	60	66,843
TransDigm Inc. 5.50%, 11/15/27 (Call 11/15/22)	140	132,818
6.25%, 03/15/26 (Call 03/15/22)(a)	305	321,775
6.38%, 06/15/26 (Call 06/15/21)	60	58,683
6.50%, 07/15/24 (Call 07/15/21)(b)	60	60,000
6.50%, 05/15/25 (Call 05/15/21)	60	58,925
7.50%, 03/15/27 (Call 03/15/22)	20	20,310
8.00%, 12/15/25 (Call 04/08/22)(a)	80	86,700
Triumph Group Inc. 6.25%, 09/15/24 (Call 09/15/20)(a)	70	61,618
7.75%, 08/15/25 (Call 08/15/20)	10	6,434

		1,572,645

Agriculture — 0.6%
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)(b) .	200	215,000
Vector Group Ltd. 6.13%, 02/01/25 (Call 02/01/21)(a)	50	49,688
10.50%, 11/01/26 (Call 11/01/21)(a)	25	25,625

		290,313

Airlines — 0.6%
American Airlines Group Inc. 3.75%, 03/01/25(a)	20	8,800
5.00%, 06/01/22(a)	50	28,000
American Airlines Inc., 11.75%, 07/15/25(a)	125	108,750
Delta Air Lines Inc. 2.90%, 10/28/24 (Call 09/28/24)	50	43,375
3.75%, 10/28/29 (Call 07/28/29)	30	24,264
7.38%, 01/15/26 (Call 12/15/25)	90	89,212

Security	Par (000)	Value

Airlines (continued)
United Airlines Holdings Inc., 4.25%, 10/01/22	$20	$17,850

		320,251

Apparel — 0.4%
Hanesbrands Inc. 4.63%, 05/15/24 (Call 02/15/24)(a)	40	42,308
4.88%, 05/15/26 (Call 02/15/26)(a)	35	38,237
5.38%, 05/15/25 (Call 05/15/22)(a)	30	32,050
Levi Strauss & Co., 5.00%, 05/01/25 (Call 05/01/21)(a)	55	56,243
William Carter Co. (The), 5.50%, 05/15/25 (Call 05/15/22)(a)	15	15,950

		184,788

Auto Manufacturers — 3.3%
Allison Transmission Inc. 4.75%, 10/01/27 (Call 10/01/22)(a)	20	21,025
5.00%, 10/01/24 (Call 10/01/20)(a)	95	96,721
5.88%, 06/01/29 (Call 06/01/24)(a)	20	22,050
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	75	79,051
Ford Motor Co. 4.35%, 12/08/26 (Call 09/08/26)	253	256,795
8.50%, 04/21/23	240	265,950
9.00%, 04/22/25 (Call 03/22/25)	195	229,017
9.63%, 04/22/30 (Call 01/22/30)	60	79,050
Ford Motor Credit Co. LLC 3.35%, 11/01/22	200	201,000
5.13%, 06/16/25 (Call 05/16/25)	200	212,267
Navistar International Corp. 6.63%, 11/01/25 (Call 11/01/20)(a)	60	61,500
9.50%, 05/01/25 (Call 04/21/22)(a)	35	39,944
Tesla Inc., 5.30%, 08/15/25 (Call 08/15/20)(a)	125	129,375

		1,693,745

Auto Parts & Equipment — 1.3%
Adient U.S. LLC 7.00%, 05/15/26 (Call 05/15/22)(a)	85	91,404
9.00%, 04/15/25 (Call 04/15/22)(a)	55	61,220
American Axle & Manufacturing Inc. 6.25%, 04/01/25 (Call 04/01/21)	35	35,853
6.25%, 03/15/26 (Call 03/15/21)	15	15,206
6.50%, 04/01/27 (Call 04/01/22)	20	20,500
6.88%, 07/01/28 (Call 07/01/23)	30	30,601
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	10	10,753
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/26 (Call 05/15/22)(a)	60	64,207
8.50%, 05/15/27 (Call 05/15/22)(a)	110	115,835
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 04/15/21)(a)	20	20,744
Dana Inc. 5.38%, 11/15/27 (Call 11/15/22)	10	10,473
5.50%, 12/15/24 (Call 12/15/20)	20	20,441
5.63%, 06/15/28 (Call 06/15/23)	5	5,219
Goodyear Tire & Rubber Co. (The) 4.88%, 03/15/27 (Call 12/15/26)	25	24,687
5.00%, 05/31/26 (Call 05/31/21)(b)	70	69,858
5.13%, 11/15/23 (Call 11/15/20)	50	50,027
9.50%, 05/31/25 (Call 05/31/22)	35	39,397

		686,425

Banks — 1.9%
CIT Group Inc. 3.93%, 06/19/24 (Call 06/19/23)(c)	45	45,112
4.75%, 02/16/24 (Call 11/16/23)	45	46,705
5.00%, 08/15/22	75	77,616

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
5.00%, 08/01/23	$80	$83,700
5.25%, 03/07/25 (Call 12/07/24)	25	26,687
6.13%, 03/09/28	10	11,457
Deutsche Bank AG/New York NY, 4.88%, 12/01/32 (Call 12/01/27)(c)	100	95,849
Fifth Third Bancorp., 5.10%, (Call 06/30/23)(c)(d)	20	18,238
Freedom Mortgage Corp. 8.13%, 11/15/24 (Call 11/15/20)(a)	20	19,720
8.25%, 04/15/25 (Call 04/15/21)(a)	45	44,887
Intesa Sanpaolo SpA, 5.02%, 06/26/24(a)	275	291,561
UniCredit SpA, 5.46%, 06/30/35 (Call 06/30/30)(a)(c)	200	206,332

		967,864

Building Materials — 0.9%
Builders FirstSource Inc. 5.00%, 03/01/30 (Call 03/01/25)(a)	55	57,684
6.75%, 06/01/27 (Call 06/01/22)(a)	55	60,553
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	50	52,375
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	20	21,400
Standard Industries Inc./NJ 4.38%, 07/15/30 (Call 07/15/25)(a)	20	21,600
4.75%, 01/15/28 (Call 01/15/23)(a)	85	90,451
5.00%, 02/15/27 (Call 02/15/22)(a)	30	31,942
6.00%, 10/15/25 (Call 10/15/20)(a)	85	88,524
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/29 (Call 07/15/23)(a)	5	5,188
6.13%, 07/15/23 (Call 08/11/20)	25	25,016

		454,733

Chemicals — 2.0%
Ashland LLC, 4.75%, 08/15/22 (Call 05/15/22)(b)	5	5,252
Avient Corp., 5.75%, 05/15/25 (Call 05/15/22)(a)	10	10,842
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	150	157,088
Blue Cube Spinco LLC 9.75%, 10/15/23 (Call 10/15/20)	85	88,391
10.00%, 10/15/25 (Call 10/15/20)	60	64,162
CF Industries Inc., 3.45%, 06/01/23	25	26,070
Chemours Co. (The) 5.38%, 05/15/27 (Call 02/15/27)	20	19,956
6.63%, 05/15/23 (Call 05/15/21)	66	66,289
7.00%, 05/15/25 (Call 05/15/21)(b)	30	30,453
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	35	33,863
NOVA Chemicals Corp. 4.88%, 06/01/24 (Call 03/03/24)(a)	75	74,197
5.00%, 05/01/25 (Call 01/31/25)(a)	30	29,532
5.25%, 06/01/27 (Call 03/03/27)(a)	60	56,775
OCI NV, 6.63%, 04/15/23 (Call 04/15/21)(a)	100	103,528
Olin Corp. 5.00%, 02/01/30 (Call 02/01/24)	25	23,500
5.13%, 09/15/27 (Call 03/15/22)	20	19,406
5.63%, 08/01/29 (Call 08/01/24)	50	47,801
9.50%, 06/01/25 (Call 03/01/25)(a)	15	17,074
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)	20	19,844
Tronox Inc. 6.50%, 05/01/25 (Call 05/01/22)(a)	5	5,315
6.50%, 04/15/26 (Call 04/15/21)(a)	75	75,187
Valvoline Inc. 4.25%, 02/15/30 (Call 02/15/25)(a)	35	36,818
4.38%, 08/15/25 (Call 08/15/20)	25	25,803

Security	Par (000)	Value

Chemicals (continued)
WR Grace & Co.-Conn, 4.88%, 06/15/27 (Call 06/12/23)(a)	$15	$15,975

		1,053,121

Commercial Services — 4.3%
ADT Security Corp. (The) 3.50%, 07/15/22	60	61,350
4.13%, 06/15/23	20	20,886
6.25%, 10/15/21	65	68,250
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	110	117,556
9.75%, 07/15/27 (Call 07/15/22)(a)	45	49,950
APX Group Inc. 6.75%, 02/15/27 (Call 02/15/23)(a)	35	34,895
7.63%, 09/01/23 (Call 09/01/20)(b)	26	24,856
7.88%, 12/01/22 (Call 12/01/20)	38	38,453
Avis Budget Car Rental LLC/Avis Budget Finance Inc. 5.75%, 07/15/27 (Call 07/15/22)(a)	45	42,075
10.50%, 05/15/25 (Call 05/15/22)(a)	20	23,120
Brink’s Co. (The), 5.50%, 07/15/25 (Call 06/18/22)(a)	10	10,625
Garda World Security Corp. 4.63%, 02/15/27 (Call 02/15/23)(a)	35	35,872
9.50%, 11/01/27 (Call 11/01/22)(a)	30	32,831
Gartner Inc., 4.50%, 07/01/28 (Call 07/01/23)(a)	60	63,300
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	75	79,429
Jaguar Holding Co. II/PPD Development LP 4.63%, 06/15/25 (Call 06/05/22)(a)	10	10,491
5.00%, 06/15/28 (Call 06/15/23)(a)	15	15,971
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 06/01/21)(a)(b)	90	92,363
Nielsen Co Luxembourg SARL (The) 5.00%, 02/01/25 (Call 02/01/21)(a)(b)	20	20,625
5.50%, 10/01/21 (Call 08/31/20)(a)	14	14,023
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 04/15/21)(a)	135	135,506
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	35	37,506
5.75%, 04/15/26(a)	70	77,700
6.25%, 01/15/28 (Call 01/15/23)(a)	115	119,887
Refinitiv U.S. Holdings Inc. 6.25%, 05/15/26 (Call 11/15/21)(a)	50	54,063
8.25%, 11/15/26 (Call 11/15/21)(a)	90	99,338
Service Corp. International/U.S. 4.63%, 12/15/27 (Call 12/15/22)	35	37,306
5.13%, 06/01/29 (Call 06/01/24)	90	99,574
5.38%, 05/15/24 (Call 05/15/21)	50	51,063
United Rentals Inc., 3.88%, 02/15/31	10	10,000
United Rentals North America Inc. 3.88%, 11/15/27 (Call 11/15/22)	34	35,642
4.00%, 07/15/30 (Call 07/15/25)	35	36,181
4.63%, 10/15/25 (Call 10/15/20)	75	77,454
4.88%, 01/15/28 (Call 01/15/23)	80	85,753
5.25%, 01/15/30 (Call 01/15/25)	40	43,800
5.50%, 07/15/25 (Call 07/15/21)	50	51,463
5.50%, 05/15/27 (Call 05/15/22)	60	64,575
5.88%, 09/15/26 (Call 09/15/21)	97	103,538
6.50%, 12/15/26 (Call 12/15/21)	69	76,545
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	65	71,811

		2,225,626

Computers — 1.4%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	80	84,670

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 06/15/21)(a)(b)	$135	$140,231
Diebold Nixdorf Inc. 8.50%, 04/15/24 (Call 04/15/21)	25	22,938
9.38%, 07/15/25 (Call 07/15/22)(a)	18	19,015
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	35	36,630
NCR Corp. 5.00%, 07/15/22 (Call 08/31/20)	95	95,351
5.75%, 09/01/27 (Call 09/01/22)(a)	20	20,713
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	45	49,295
6.38%, 12/15/23 (Call 12/15/20)	35	35,890
8.13%, 04/15/25 (Call 04/15/22)(a)	15	16,646
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
6.75%, 06/01/25 (Call 06/01/21)(a)	50	51,769
Vericast Corp. 8.38%, 08/15/22 (Call 02/15/21)(a)	25	20,136
9.25%, 03/01/21 (Call 08/31/20)(a)	5	5,007
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 12/20/20)(a)(b) .	5	5,598
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	125	135,796

		739,685

Cosmetics & Personal Care — 0.2%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 08/15/20)(a)	25	24,893
Avon Products Inc., 7.00%, 03/15/23	55	56,308
Edgewell Personal Care Co. 4.70%, 05/24/22	20	21,044
5.50%, 06/01/28 (Call 06/01/23)(a)	10	10,825

		113,070

Distribution & Wholesale — 0.5%
American Builders & Contractors Supply Co. Inc. 4.00%, 01/15/28 (Call 01/15/23)(a)	30	31,125
5.88%, 05/15/26 (Call 05/15/21)(a)	45	47,587
Core & Main LP, 6.13%, 08/15/25 (Call 08/15/20)(a)	10	10,301
Performance Food Group Inc. 5.50%, 10/15/27 (Call 10/15/22)(a)	60	61,817
6.88%, 05/01/25 (Call 05/01/22)(a)	5	5,388
Wolverine Escrow LLC 8.50%, 11/15/24 (Call 11/15/21)(a)	25	18,118
9.00%, 11/15/26 (Call 11/15/22)(a)	65	46,777
13.13%, 11/15/27 (Call 11/15/22)(a)	25	16,750

		237,863

Diversified Financial Services — 2.9%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(c)	50	38,000
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/20/25)	45	50,644
LPL Holdings Inc., 4.63%, 11/15/27 (Call 11/15/22)(a)	35	36,051
Nationstar Mortgage Holdings Inc. 6.00%, 01/15/27 (Call 01/15/23)(a)	30	30,804
8.13%, 07/15/23 (Call 07/15/21)(a)	80	83,500
9.13%, 07/15/26 (Call 07/15/21)(a)	75	81,679
Navient Corp. 5.00%, 03/15/27 (Call 09/15/26)	20	19,227
5.50%, 01/25/23	50	51,171
5.88%, 10/25/24	20	20,367
6.13%, 03/25/24(b)	45	46,634
6.50%, 06/15/22	45	46,828
6.63%, 07/26/21	27	27,675
6.75%, 06/25/25	30	31,369
6.75%, 06/15/26	70	72,474

Security	Par (000)	Value

Diversified Financial Services (continued)
7.25%, 01/25/22	$40	$41,947
7.25%, 09/25/23	30	31,716
NFP Corp., 6.88%, 08/15/28 (Call 08/15/23)(a)	20	20,025
OneMain Finance Corp. 5.38%, 11/15/29 (Call 05/15/29)	75	79,477
5.63%, 03/15/23	50	53,052
6.13%, 05/15/22	100	105,249
6.13%, 03/15/24 (Call 09/15/23)	90	97,650
6.63%, 01/15/28 (Call 07/15/27)	65	74,457
6.88%, 03/15/25	55	61,195
7.13%, 03/15/26	65	76,068
8.88%, 06/01/25 (Call 06/01/22)	15	16,913
Quicken Loans LLC 5.25%, 01/15/28 (Call 01/15/23)(a)	60	64,758
5.75%, 05/01/25 (Call 05/01/21)(a)	105	108,142

		1,467,072

Electric — 2.5%
AES Corp. (The) 5.13%, 09/01/27 (Call 09/01/22)	35	37,732
5.50%, 04/15/25 (Call 04/15/21)(b)	20	20,578
6.00%, 05/15/26 (Call 05/15/21)	45	47,649
Calpine Corp. 4.50%, 02/15/28 (Call 02/15/23)(a)	65	67,433
4.63%, 02/01/29 (Call 02/01/24)(a)	10	10,100
5.00%, 02/01/31 (Call 02/01/26)(a)	10	10,249
5.13%, 03/15/28 (Call 03/15/23)(a)	70	72,747
5.25%, 06/01/26 (Call 06/01/21)(a)	60	62,227
5.50%, 02/01/24 (Call 02/01/21)	30	30,454
5.75%, 01/15/25 (Call 10/15/20)(b)	85	87,376
Clearway Energy Operating LLC 4.75%, 03/15/28 (Call 03/15/23)(a)	20	21,403
5.75%, 10/15/25 (Call 10/15/21)	50	53,250
DPL Inc. 4.13%, 07/01/25 (Call 04/01/25)(a)	15	15,760
4.35%, 04/15/29 (Call 01/15/29)(b)	15	15,756
NextEra Energy Operating Partners LP 3.88%, 10/15/26 (Call 07/15/26)(a)	20	20,975
4.25%, 07/15/24 (Call 04/15/24)(a)	25	26,586
4.25%, 09/15/24 (Call 07/15/24)(a)	45	48,253
4.50%, 09/15/27 (Call 06/15/27)(a)	35	38,369
NRG Energy Inc. 5.25%, 06/15/29 (Call 06/15/24)(a)	50	55,057
5.75%, 01/15/28 (Call 01/15/23)	50	54,760
6.63%, 01/15/27 (Call 07/15/21)	60	64,096
7.25%, 05/15/26 (Call 05/15/21)	45	48,412
PG&E Corp. 5.00%, 07/01/28 (Call 07/01/23)	10	10,315
5.25%, 07/01/30 (Call 06/15/25)	10	10,388
Talen Energy Supply LLC 6.50%, 06/01/25 (Call 06/01/21)	20	13,800
6.63%, 01/15/28 (Call 01/15/23)(a)	40	40,144
7.25%, 05/15/27 (Call 05/15/22)(a)	50	51,719
7.63%, 06/01/28 (Call 06/01/23)(a)	10	10,450
10.50%, 01/15/26 (Call 01/15/22)(a)	45	34,308
Vistra Operations Co. LLC 5.00%, 07/31/27 (Call 07/31/22)(a)	70	74,550
5.50%, 09/01/26 (Call 09/01/21)(a)	60	63,160
5.63%, 02/15/27 (Call 02/15/22)(a)	85	91,269

		1,309,325

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electrical Components & Equipment — 0.4%
Energizer Holdings Inc. 4.75%, 06/15/28 (Call 07/01/23)(a)	$10	$10,726
6.38%, 07/15/26 (Call 07/15/21)(a)	30	31,937
7.75%, 01/15/27 (Call 01/15/22)(a)	30	33,325
WESCO Distribution Inc. 7.13%, 06/15/25 (Call 06/15/22)(a)	40	43,700
7.25%, 06/15/28 (Call 06/15/23)(a)	75	81,937

		201,625

Electronics — 0.3%
Sensata Technologies BV 4.88%, 10/15/23(a)	45	47,337
5.00%, 10/01/25(a)	30	32,411
5.63%, 11/01/24(a)	70	76,000
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(a)	20	21,332

		177,080

Energy – Alternate Sources — 0.2%
TerraForm Power Operating LLC 4.25%, 01/31/23 (Call 10/31/22)(a)	35	36,647
4.75%, 01/15/30 (Call 01/15/25)(a)	25	27,172
5.00%, 01/31/28 (Call 07/31/27)(a)	45	49,370

		113,189

Engineering & Construction — 0.4%
AECOM 5.13%, 03/15/27 (Call 12/15/26)	95	103,926
5.88%, 10/15/24 (Call 07/15/24)	35	38,019
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 07/15/21)(a)(b)	45	41,625

		183,570

Entertainment — 3.3%
AMC Entertainment Holdings Inc. 10.50%, 04/15/25 (Call 04/15/22)(a)	20	15,975
10.50%, 04/24/26(a)	26	21,997
12.00%, 06/15/26(a)	68	25,473
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	95	84,946
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	20	18,894
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 06/01/21)	75	73,219
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)	70	67,550
5.50%, 05/01/25 (Call 05/01/22)(a)	55	56,083
Churchill Downs Inc. 4.75%, 01/15/28 (Call 01/15/23)(a)	20	20,400
5.50%, 04/01/27 (Call 04/01/22)(a)	45	46,967
Cinemark USA Inc. 4.88%, 06/01/23 (Call 06/01/21)	62	53,072
5.13%, 12/15/22 (Call 12/15/20)	25	21,816
Colt Merger Sub Inc. 5.75%, 07/01/25 (Call 07/01/22)(a)	5	5,163
6.25%, 07/01/25 (Call 07/01/22)(a)	170	175,100
8.13%, 07/01/27 (Call 07/01/23)(a)	40	40,850
International Game Technology PLC 6.25%, 02/15/22 (Call 08/15/21)(a)	100	104,511
6.50%, 02/15/25 (Call 08/15/24)(a)	100	108,045
Lions Gate Capital Holdings LLC 5.88%, 11/01/24 (Call 11/01/20)(a)	60	59,631
6.38%, 02/01/24 (Call 02/01/21)(a)	30	30,282

Security	Par (000)	Value

Entertainment (continued)
Live Nation Entertainment Inc. 4.75%, 10/15/27 (Call 10/15/22)(a)	$85	$78,519
4.88%, 11/01/24 (Call 11/01/20)(a)	25	23,563
6.50%, 05/15/27 (Call 05/15/23)(a)	30	32,250
Scientific Games International Inc. 5.00%, 10/15/25 (Call 10/15/20)(a)	50	49,500
7.00%, 05/15/28 (Call 05/15/23)(a)	50	46,112
7.25%, 11/15/29 (Call 11/15/24)(a)	20	18,321
8.25%, 03/15/26 (Call 03/15/22)(a)	75	75,281
8.63%, 07/01/25 (Call 07/01/22)(a)	15	15,066
Six Flags Entertainment Corp. 4.88%, 07/31/24 (Call 07/31/20)(a)	85	81,334
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	25	23,575
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	65	69,956
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)	60	64,882
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/01/29 (Call 07/01/29)(a)	50	48,026
7.75%, 04/15/25 (Call 04/15/22)(a)	25	26,260

		1,682,619

Environmental Control — 0.4%
Covanta Holding Corp. 5.88%, 03/01/24 (Call 03/01/21)	60	61,665
6.00%, 01/01/27 (Call 01/01/22)	55	57,252
GFL Environmental Inc. 4.25%, 06/01/25 (Call 06/01/22)(a)	35	36,400
5.13%, 12/15/26 (Call 12/15/22)(a)	30	31,903
7.00%, 06/01/26 (Call 06/01/21)(a)	21	22,378

		209,598

Food — 4.1%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)	15	15,375
4.63%, 01/15/27 (Call 01/15/22)(a)	80	85,120
4.88%, 02/15/30 (Call 02/15/25)(a)	60	64,577
5.75%, 03/15/25 (Call 09/15/20)	65	67,063
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	45	49,349
6.63%, 06/15/24 (Call 06/15/21)	80	82,961
7.50%, 03/15/26 (Call 03/15/22)(a)	50	56,154
B&G Foods Inc. 5.25%, 04/01/25 (Call 04/01/21)	85	88,836
5.25%, 09/15/27 (Call 03/01/22)	40	42,413
JBS USA LUX SA/JBS USA Finance Inc. 5.75%, 06/15/25 (Call 06/15/21)(a)(b)	100	102,932
6.75%, 02/15/28 (Call 02/15/23)(a)	75	83,812
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
5.50%, 01/15/30 (Call 01/15/25)(a)	60	66,293
6.50%, 04/15/29 (Call 04/15/24)(a)	45	50,780
Kraft Heinz Foods Co. 3.00%, 06/01/26 (Call 03/01/26)	110	116,402
3.50%, 06/06/22	50	52,692
3.88%, 05/15/27 (Call 02/15/27)(a)	80	85,937
4.25%, 03/01/31 (Call 12/01/30)(a)	85	93,168
4.63%, 01/30/29 (Call 10/30/28)	60	68,237
Lamb Weston Holdings Inc. 4.63%, 11/01/24 (Call 11/01/21)(a)	80	84,000
4.88%, 11/01/26 (Call 11/01/21)(a)	55	57,681
4.88%, 05/15/28 (Call 11/15/27)(a)	30	33,600

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Pilgrim’s Pride Corp. 5.75%, 03/15/25 (Call 03/15/21)(a)(b)	$50	$51,279
5.88%, 09/30/27 (Call 09/30/22)(a)	35	36,945
Post Holdings Inc. 4.63%, 04/15/30 (Call 04/15/25)(a)	95	99,987
5.00%, 08/15/26 (Call 08/15/21)(a)	125	130,642
5.50%, 12/15/29 (Call 12/15/24)(a)	50	54,563
5.63%, 01/15/28 (Call 12/01/22)(a)	52	56,891
5.75%, 03/01/27 (Call 03/01/22)(a)	100	106,500
U.S. Foods Inc. 5.88%, 06/15/24 (Call 06/15/21)(a)	75	74,855
6.25%, 04/15/25 (Call 04/15/22)(a)	25	26,797

		2,085,841

Food Service — 0.4%
Aramark Services Inc. 4.75%, 06/01/26 (Call 06/01/21)(b)	20	19,946
5.00%, 04/01/25 (Call 04/01/21)(a)(b)	35	36,199
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	65	65,406
6.38%, 05/01/25 (Call 05/01/22)(a)	80	84,300

		205,851

Forest Products & Paper — 0.1%
Mercer International Inc., 7.38%, 01/15/25 (Call 01/15/21)	25	25,164

Hand & Machine Tools — 0.1%
Colfax Corp. 6.00%, 02/15/24 (Call 02/15/21)(a)	45	47,363
6.38%, 02/15/26 (Call 02/15/22)(a)	10	10,785

		58,148

Health Care – Products — 0.5%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	15	15,848
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)	65	68,340
Hologic Inc. 4.38%, 10/15/25 (Call 10/15/20)(a)	100	102,494
4.63%, 02/01/28 (Call 02/01/23)(a)	25	26,693
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(a)	25	26,125
7.38%, 06/01/25 (Call 06/01/22)(a)	10	10,663
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(a)	5	5,356

		255,519

Health Care – Services — 9.1%
Acadia Healthcare Co. Inc. 5.50%, 07/01/28 (Call 07/01/23)(a)	55	58,191
5.63%, 02/15/23 (Call 02/15/21)	45	45,708
Centene Corp. 3.38%, 02/15/30 (Call 02/15/25)	160	169,400
4.25%, 12/15/27 (Call 12/15/22)	155	164,730
4.63%, 12/15/29 (Call 12/15/24)	215	240,410
4.75%, 05/15/22 (Call 05/15/21)	35	35,525
4.75%, 01/15/25 (Call 01/15/21)	200	207,639
5.25%, 04/01/25 (Call 04/01/21)(a)	25	26,028
5.38%, 06/01/26 (Call 06/01/21)(a)	125	133,676
5.38%, 08/15/26 (Call 08/15/21)(a)	25	26,584
Charles River Laboratories International Inc. 4.25%, 05/01/28 (Call 05/01/23)(a)	45	47,588
5.50%, 04/01/26 (Call 04/01/21)(a)	20	21,096
CHS/Community Health Systems Inc. 6.25%, 03/31/23 (Call 03/31/21)	230	231,585
6.63%, 02/15/25 (Call 02/15/22)(a)	100	100,780
6.88%, 04/01/28 (Call 04/01/23)(a)	98	34,484

Security	Par (000)	Value

Health Care – Services (continued)
8.00%, 03/15/26 (Call 03/15/22)(a)	$135	$138,276
8.00%, 12/15/27 (Call 12/15/22)(a)	31	31,195
8.13%, 06/30/24 (Call 06/30/21)(a)	90	57,375
8.63%, 01/15/24 (Call 01/15/21)(a)	35	36,049
9.88%, 06/30/23 (Call 06/30/21)(a)(e)	60	47,388
DaVita Inc., 5.00%, 05/01/25 (Call 05/01/21)	125	128,442
Encompass Health Corp. 4.50%, 02/01/28 (Call 02/01/23)	35	36,537
4.75%, 02/01/30 (Call 02/01/25)	75	79,125
5.75%, 11/01/24 (Call 11/01/20)	60	60,482
HCA Inc. 3.50%, 09/01/30 (Call 03/01/30)	150	157,811
5.38%, 02/01/25	185	207,538
5.38%, 09/01/26 (Call 03/01/26)	85	97,113
5.63%, 09/01/28 (Call 03/01/28)(b)	125	149,234
5.88%, 05/01/23	40	43,935
5.88%, 02/15/26 (Call 08/15/25)	75	87,585
5.88%, 02/01/29 (Call 08/01/28)	55	66,897
IQVIA Inc. 5.00%, 10/15/26 (Call 10/15/21)(a)	100	105,004
5.00%, 05/15/27 (Call 05/15/22)(a)	75	79,921
LifePoint Health Inc. 4.38%, 02/15/27 (Call 02/15/22)(a)	25	25,423
6.75%, 04/15/25 (Call 04/15/22)(a)	35	37,693
MEDNAX Inc. 5.25%, 12/01/23 (Call 12/01/20)(a)	65	66,056
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	95	100,463
Molina Healthcare Inc. 4.38%, 06/15/28 (Call 06/15/23)(a)	15	15,925
5.38%, 11/15/22 (Call 08/15/22)	30	31,564
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	80	88,816
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)	105	113,138
Tenet Healthcare Corp. 4.63%, 07/15/24 (Call 07/15/21)	105	107,071
4.63%, 09/01/24 (Call 09/01/21)(a)	70	71,938
4.63%, 06/15/28 (Call 06/15/23)(a)	5	5,240
4.88%, 01/01/26 (Call 03/01/22)(a)	140	146,502
5.13%, 05/01/25 (Call 05/01/21)	55	56,648
5.13%, 11/01/27 (Call 11/01/22)(a)	110	116,737
6.25%, 02/01/27 (Call 02/01/22)(a)	125	132,570
6.75%, 06/15/23	130	136,795
7.00%, 08/01/25 (Call 08/01/20)(b)	70	72,275
7.50%, 04/01/25 (Call 04/01/22)(a)	60	66,225
8.13%, 04/01/22	145	155,694

		4,700,104

Holding Companies – Diversified — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 4.75%, 09/15/24 (Call 06/15/24)	35	35,625
5.25%, 05/15/27 (Call 11/15/26)	40	41,410
6.25%, 02/01/22 (Call 02/01/21)	35	35,433
6.25%, 05/15/26 (Call 05/15/22)	60	63,406
6.38%, 12/15/25 (Call 12/15/20)	85	88,106
6.75%, 02/01/24 (Call 02/01/21)	20	20,600

		284,580

Home Builders — 1.6%
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)	25	22,659

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
6.25%, 09/15/27 (Call 09/15/22)(a)	$45	$45,022
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	20	20,957
Lennar Corp. 4.13%, 01/15/22 (Call 10/15/21)	40	41,006
4.50%, 04/30/24 (Call 01/30/24)	30	32,363
4.75%, 11/15/22 (Call 08/15/22)	35	36,750
4.75%, 05/30/25 (Call 02/28/25)	30	33,141
4.75%, 11/29/27 (Call 05/29/27)	45	51,500
4.88%, 12/15/23 (Call 09/15/23)	25	27,000
5.88%, 11/15/24 (Call 05/15/24)	45	50,956
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	35	35,549
5.25%, 12/15/27 (Call 12/15/22)(a)	20	20,818
Meritage Homes Corp., 6.00%, 06/01/25 (Call 03/01/25)(b)	20	22,578
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	10	10,650
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	45	51,388
5.50%, 03/01/26 (Call 12/01/25)	40	46,112
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	65	71,012
5.75%, 01/15/28 (Call 10/15/27)(a)	15	16,841
5.88%, 01/31/25 (Call 01/31/21)(a)	4	4,098
5.88%, 06/15/27 (Call 03/15/27)(a)	45	50,029
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	10	10,380
4.35%, 02/15/28 (Call 11/15/27)(b)	25	27,017
4.38%, 04/15/23 (Call 01/15/23)	20	20,941
4.88%, 03/15/27 (Call 12/15/26)	35	39,087
5.88%, 02/15/22 (Call 11/15/21)	25	26,148
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24 .	25	27,031

		841,033

Home Furnishings — 0.2%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	95	99,512
5.63%, 10/15/23 (Call 10/15/20)	25	25,613

		125,125

Household Products & Wares — 0.2%
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)	30	31,453
6.38%, 03/01/24 (Call 03/01/21)(a)	35	36,313
Spectrum Brands Inc., 5.75%, 07/15/25 (Call 07/15/21)	55	56,925

		124,691

Housewares — 0.5%
Newell Brands Inc.
4.35%, 04/01/23 (Call 02/01/23)	50	53,124
4.70%, 04/01/26 (Call 01/01/26)	175	189,709
4.88%, 06/01/25 (Call 05/01/25)	5	5,438

		248,271

Insurance — 0.7%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	60	60,606
8.13%, 02/15/24 (Call 02/15/21)(a)	75	79,401
10.13%, 08/01/26 (Call 08/01/22)(a)	25	27,555
Genworth Holdings Inc., 7.63%, 09/24/21	30	30,075
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	85	89,971
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	25	25,125
6.63%, 03/15/25 (Call 09/15/24)	25	26,641

		339,374

Security	Par (000)	Value

Internet — 2.3%
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	$45	$46,350
4.63%, 06/01/28 (Call 06/01/23)(a)	5	5,295
5.00%, 12/15/27 (Call 12/15/22)(a)	20	21,000
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	10	10,613
4.38%, 11/15/26	45	49,887
4.88%, 04/15/28	90	104,618
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	55	64,751
5.38%, 11/15/29(a)	40	48,450
5.50%, 02/15/22	35	36,896
5.75%, 03/01/24	25	28,105
5.88%, 02/15/25	50	57,532
5.88%, 11/15/28	110	136,609
6.38%, 05/15/29	50	63,500
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	25	25,906
5.00%, 04/15/25 (Call 04/15/21)(a)	55	56,494
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	70	64,998
Uber Technologies Inc.
7.50%, 11/01/23 (Call 11/01/20)(a)(b)	30	31,219
7.50%, 05/15/25 (Call 05/15/22)(a)	45	47,474
7.50%, 09/15/27 (Call 09/15/22)(a)	65	68,033
8.00%, 11/01/26 (Call 11/01/21)(a)(b)	90	94,189
VeriSign Inc.
4.63%, 05/01/23 (Call 05/01/21)	22	22,292
4.75%, 07/15/27 (Call 07/15/22)	45	48,778
5.25%, 04/01/25 (Call 01/01/25)	30	34,200

		1,167,189

Iron & Steel — 0.6%
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	25	26,322
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	20	19,328
6.75%, 03/15/26 (Call 03/04/23)(a)	140	140,875
9.88%, 10/17/25 (Call 10/17/22)(a)	38	41,515
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(b)	30	19,725
6.88%, 08/15/25 (Call 08/15/20)	30	21,000
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	55	56,925

		325,690

Leisure Time — 0.7%
Carnival Corp., 10.50%, 02/01/26 (Call 08/01/23)(a)	27	27,894
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)	25	16,500
10.25%, 02/01/26 (Call 08/01/23)(a)	32	31,760
12.25%, 05/15/24 (Call 02/15/24)(a)	35	37,975
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	15	12,750
9.13%, 06/15/23 (Call 03/15/23)(a)	55	56,065
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 11/15/20)(a)	20	19,625
5.38%, 04/15/23 (Call 04/15/21)(a)	35	34,263
9.25%, 04/15/25 (Call 03/16/25)(a)	50	55,063
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	35	22,893
13.00%, 05/15/25 (Call 05/15/22)(a)	35	37,986
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	25	20,375

		373,149

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 3.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(a)	$45	$43,084
6.00%, 08/15/26 (Call 08/15/21)	40	40,400
6.38%, 04/01/26 (Call 04/01/21)	50	50,985
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 09/01/20)(a)	30	29,284
10.75%, 09/01/24 (Call 09/01/20)(a)	20	17,750
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 09/01/20)	60	60,600
4.88%, 01/15/30 (Call 01/15/25)	80	83,700
5.13%, 05/01/26 (Call 05/01/21)	85	87,608
5.38%, 05/01/25 (Call 05/01/22)(a)	5	5,227
5.75%, 05/01/28 (Call 05/01/23)(a)	30	31,969
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 04/01/21)	85	86,381
4.88%, 04/01/27 (Call 04/01/22)	45	46,737
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 05/15/22)(a)	10	10,668
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	45	46,519
Melco Resorts Finance Ltd., 5.63%, 07/17/27 (Call 07/17/22)(a)	200	203,397
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	16	15,560
5.50%, 04/15/27 (Call 01/15/27)	45	45,004
5.75%, 06/15/25 (Call 03/15/25)	48	49,520
6.00%, 03/15/23	80	83,534
6.75%, 05/01/25 (Call 05/01/22)	20	20,807
7.75%, 03/15/22	45	47,925
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)	35	31,325
5.00%, 10/01/25 (Call 10/01/20)(a)	50	47,563
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	27	26,252
4.25%, 03/01/22 (Call 12/01/21)	20	19,931
5.75%, 04/01/27 (Call 01/01/27)	25	24,776
6.63%, 07/31/26 (Call 04/30/26)(a)	5	5,171
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	20	18,714
5.25%, 05/15/27 (Call 02/15/27)(a)	55	49,118
5.50%, 03/01/25 (Call 12/01/24)(a)	110	103,400
Wynn Macau Ltd., 4.88%, 10/01/24 (Call 10/01/20)(a)	200	197,773

		1,630,682

Machinery — 0.0%
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)(b)	25	24,625

Manufacturing — 0.1%
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/20)(a)	30	25,942
12.25%, 11/15/26 (Call 11/15/22)(a)	35	34,335

		60,277

Media — 11.0%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	150	153,750
7.50%, 05/15/26 (Call 05/15/21)(a)	200	215,050
AMC Networks Inc.
4.75%, 08/01/25 (Call 08/01/21)(b)	65	66,464
5.00%, 04/01/24 (Call 04/01/21)	45	45,840
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 02/01/31 (Call 07/01/25)(a)	90	93,937

Security	Par (000)	Value

Media (continued)
4.50%, 08/15/30 (Call 02/15/25)(a)	$140	$148,386
4.50%, 05/01/32 (Call 05/01/26)(a)	15	15,804
4.75%, 03/01/30 (Call 09/01/24)(a)	250	266,875
5.00%, 02/01/28 (Call 08/01/22)(a)	130	137,475
5.13%, 05/01/27 (Call 05/01/22)(a)	180	191,151
5.38%, 06/01/29 (Call 06/01/24)(a)	80	87,700
5.50%, 05/01/26 (Call 05/01/21)(a)	50	52,890
5.75%, 02/15/26 (Call 02/15/21)(a)	150	157,312
5.88%, 04/01/24 (Call 04/01/21)(a)	130	134,511
5.88%, 05/01/27 (Call 05/01/21)(a)	50	52,875
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	55	53,822
9.25%, 02/15/24 (Call 02/15/21)	135	121,950
CSC Holdings LLC
4.63%, 12/01/30 (Call 12/01/25)(a)	100	105,000
5.38%, 02/01/28 (Call 02/01/23)(a)	100	108,562
5.50%, 04/15/27 (Call 04/15/22)(a)	100	107,008
5.75%, 01/15/30 (Call 01/15/25)(a)	100	110,980
6.75%, 11/15/21	25	26,505
7.50%, 04/01/28 (Call 04/01/23)(a)	100	114,780
10.88%, 10/15/25 (Call 10/15/20)(a)	200	214,570
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	170	130,050
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	95	52,012
DISH DBS Corp.
5.00%, 03/15/23(b)	50	52,213
5.88%, 07/15/22	95	100,108
5.88%, 11/15/24	120	125,850
7.38%, 07/01/28 (Call 07/01/23)(a)	10	10,613
7.75%, 07/01/26(b)	135	151,574
Gray Television Inc.
5.13%, 10/15/24 (Call 10/15/20)(a)	80	82,400
5.88%, 07/15/26 (Call 07/15/21)(a)	45	46,513
7.00%, 05/15/27 (Call 05/15/22)(a)	75	81,920
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	45	44,563
5.25%, 08/15/27 (Call 08/15/22)(a)	55	55,481
6.38%, 05/01/26 (Call 05/01/22)	55	57,955
8.38%, 05/01/27 (Call 05/01/22)	110	109,690
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	15	16,125
Meredith Corp., 6.88%, 02/01/26 (Call 02/01/21)(b)	70	60,809
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/01/20)(a)	30	30,813
5.63%, 07/15/27 (Call 07/15/22)(a)	90	96,214
Quebecor Media Inc., 5.75%, 01/15/23(b)	75	81,585
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)	25	24,469
5.50%, 03/01/30 (Call 12/01/24)(a)	65	64,980
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/01/20)(a)(b)	95	96,900
4.13%, 07/01/30 (Call 07/01/25)(a)	80	84,008
4.63%, 07/15/24 (Call 07/15/21)(a)	90	94,363
5.00%, 08/01/27 (Call 08/01/22)(a)	80	85,200
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	35	37,013
5.50%, 07/01/29 (Call 07/01/24)(a)	105	116,944
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	120	118,600
5.00%, 09/15/29 (Call 09/15/24)(a)	80	80,700

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Univision Communications Inc.
5.13%, 02/15/25 (Call 02/15/21)(a)	$135	$130,950
6.63%, 06/01/27 (Call 06/01/23)(a)	30	29,897
9.50%, 05/01/25 (Call 05/01/22)(a)	5	5,444
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(c)	40	41,677
6.25%, 02/28/57 (Call 02/28/27)(c)	35	38,644
Videotron Ltd.
5.13%, 04/15/27 (Call 04/15/22)(a)	30	31,770
5.38%, 06/15/24 (Call 03/15/24)(a)	30	32,550
Virgin Media Secured Finance PLC, 5.50%, 05/15/29 (Call 05/15/24)(a)	100	109,000
Ziggo Bond Co. BV, 6.00%, 01/15/27 (Call 01/15/22)(a)	100	105,810
Ziggo BV, 5.50%, 01/15/27 (Call 01/15/22)(a)	150	158,250

		5,656,854

Mining — 2.0%
Alcoa Nederland Holding BV, 7.00%, 09/30/26 (Call 09/30/21)(a)	100	107,495
Arconic Corp., 6.00%, 05/15/25 (Call 05/15/22)(a)	10	10,756
Constellium SE, 6.63%, 03/01/25 (Call 03/01/21)(a)	250	258,035
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)	30	32,606
4.75%, 05/15/22 (Call 02/15/22)(a)	85	88,981
5.13%, 05/15/24 (Call 02/15/24)(a)	45	48,743
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)	8	8,290
3.88%, 03/15/23 (Call 12/15/22)	60	63,637
4.13%, 03/01/28 (Call 03/01/23)	25	26,281
4.25%, 03/01/30 (Call 03/01/25)	50	52,302
4.38%, 08/01/28 (Call 08/01/23)	20	21,181
4.55%, 11/14/24 (Call 08/14/24)	30	32,100
4.63%, 08/01/30 (Call 08/01/25)	15	16,019
5.00%, 09/01/27 (Call 09/01/22)	50	53,145
5.25%, 09/01/29 (Call 09/01/24)	20	22,131
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	100	104,625
5.88%, 09/30/26 (Call 09/30/21)(a)	55	58,569

		1,004,896

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	35	36,711
4.25%, 04/01/28 (Call 10/01/22)	30	32,094
5.00%, 09/01/25 (Call 03/01/21)	45	46,637
5.50%, 12/01/24 (Call 06/01/24)	20	22,375
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)	2	1,682
5.70%, 04/01/23 (Call 03/01/23)	13	11,410
Xerox Corp., 4.13%, 03/15/23 (Call 02/15/23)	50	51,326

		202,235

Packaging & Containers — 3.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
5.25%, 04/30/25 (Call 04/30/22)(a)	100	105,826
5.25%, 08/15/27 (Call 08/15/22)(a)	100	103,989
Ball Corp.
4.00%, 11/15/23	45	47,734
4.88%, 03/15/26 (Call 12/15/25)	85	96,711
5.00%, 03/15/22	50	52,437
5.25%, 07/01/25	60	68,400
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	45	46,080

Security	Par (000)	Value

Packaging & Containers (continued)
4.88%, 07/15/26 (Call 07/15/22)(a)	$95	$100,344
5.13%, 07/15/23 (Call 07/15/21)(b)	50	50,583
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	25	26,781
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	75	79,164
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	20	21,235
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	35	36,560
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 01/15/21)(a)	35	35,554
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	30	31,100
Graphic Packaging International LLC, 3.50%, 03/15/28(a)	75	76,125
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	50	54,000
10.50%, 07/15/27 (Call 07/15/22)(a)	40	43,475
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 04/15/21)(a)	115	117,300
7.25%, 04/15/25 (Call 04/15/21)(a)(b)	75	72,094
Owens-Brockway Glass Container Inc.
5.00%, 01/15/22(a)	3	3,008
5.88%, 08/15/23(a)	45	47,507
6.63%, 05/13/27 (Call 05/15/23)(a)	15	16,175
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 07/15/21)(a)	110	111,683
7.00%, 07/15/24 (Call 07/15/21)(a)	20	20,363
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)	15	15,478
4.88%, 12/01/22 (Call 09/01/22)(a)	25	26,234
5.13%, 12/01/24 (Call 09/01/24)(a)(b)	20	21,769
5.25%, 04/01/23 (Call 01/01/23)(a)	20	21,288
5.50%, 09/15/25 (Call 06/15/25)(a)	30	33,094
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)	75	79,991
8.50%, 08/15/27 (Call 08/15/22)(a)	100	109,268

		1,771,350

Pharmaceuticals — 3.8%
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 01/17/22)(a)	85	95,192
9.25%, 04/01/26 (Call 04/01/22)(a)	100	112,220
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	50	50,092
5.25%, 01/30/30 (Call 01/30/25)(a)	65	66,381
5.50%, 03/01/23 (Call 08/31/20)(a)	6	6,000
5.50%, 11/01/25 (Call 11/01/20)(a)	55	57,074
5.75%, 08/15/27 (Call 08/15/22)(a)	35	38,106
6.13%, 04/15/25 (Call 04/15/21)(a)	175	180,906
6.25%, 02/15/29 (Call 02/15/24)(a)	35	37,188
7.00%, 01/15/28 (Call 01/15/23)(a)	85	92,374
7.25%, 05/30/29 (Call 05/30/24)(a)	55	60,682
9.00%, 12/15/25 (Call 12/15/21)(a)	143	158,310
Elanco Animal Health Inc.
5.02%, 08/28/23 (Call 07/28/23)	35	38,780
5.65%, 08/28/28 (Call 05/28/28)	90	104,323
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 06/30/28 (Call 06/30/23)(a)	70	53,375
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	70	76,125

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)	$25	$26,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 08/01/22 (Call 08/01/20)(a)	35	5,915
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	160	170,400
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23	160	155,267
3.15%, 10/01/26	275	251,625
7.13%, 01/31/25 (Call 10/31/24)(a)	100	109,654

		1,946,239

Real Estate — 0.6%
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 03/15/21)(a)	85	85,834
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 04/01/21)	95	95,356
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	45	44,475
7.63%, 06/15/25 (Call 06/15/22)(a)	30	31,440
9.38%, 04/01/27 (Call 04/01/22)(a)	50	50,917

		308,022

Real Estate Investment Trusts — 4.2%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26
(Call 05/15/22)(a)	60	50,283
Diversified Healthcare Trust
4.75%, 02/15/28 (Call 08/15/27)(b)	25	21,602
9.75%, 06/15/25 (Call 06/15/22)	45	49,669
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	40	38,439
5.25%, 05/01/25 (Call 05/01/21)(a)	75	76,614
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(a)	35	36,356
4.88%, 09/15/29 (Call 09/15/24)(a)	45	46,744
5.00%, 07/15/28 (Call 07/15/23)(a)	60	62,120
5.25%, 03/15/28 (Call 12/27/22)(a)	55	57,539
5.25%, 07/15/30 (Call 07/15/25)(a)	85	89,833
5.63%, 07/15/32 (Call 07/15/26)(a)	25	26,844
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	35	33,709
4.75%, 10/01/24 (Call 07/01/24)	65	64,286
5.25%, 09/15/22 (Call 09/15/20)	95	95,237
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	25	21,163
5.25%, 03/15/22 (Call 09/15/21)(a)	35	34,300
5.25%, 10/01/25 (Call 10/01/20)(a)	25	22,844
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	45	46,860
4.63%, 06/15/25 (Call 03/15/25)(a)	10	10,512
5.63%, 05/01/24 (Call 02/01/24)	60	65,141
5.75%, 02/01/27 (Call 11/01/26)	50	54,431
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)	60	63,325
5.00%, 10/15/27 (Call 09/07/22)	55	58,988
5.25%, 08/01/26 (Call 08/01/21)	20	21,055
6.38%, 03/01/24 (Call 03/01/21)	50	51,768
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27 (Call 10/15/22)	50	46,500
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)	40	41,400

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 10/01/22 (Call 10/01/20)	$77	$78,040
4.88%, 09/01/24 (Call 09/01/20)	60	61,519
Service Properties Trust, 7.50%, 09/15/25 (Call 06/15/25)	10	10,559
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)	20	19,231
5.00%, 12/15/21 (Call 09/15/21)	50	50,313
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 12/15/20)(a)(b)	45	42,713
7.88%, 02/15/25 (Call 02/15/22)(a)	125	131,406
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 04/15/21)(a)	45	45,225
8.25%, 10/15/23 (Call 04/15/21)	70	67,729
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	35	35,529
3.75%, 02/15/27 (Call 02/15/23)(a)	110	110,498
4.13%, 08/15/30 (Call 02/15/25)(a)	115	116,092
4.25%, 12/01/26 (Call 12/01/22)(a)	65	66,950
4.63%, 12/01/29 (Call 12/01/24)(a)	35	36,488

		2,159,854

Retail — 4.0%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)	75	77,977
4.25%, 05/15/24 (Call 05/15/21)(a)	100	101,674
4.38%, 01/15/28 (Call 11/15/22)(a)	115	119,615
5.00%, 10/15/25 (Call 10/15/20)(a)	115	117,587
5.75%, 04/15/25 (Call 04/15/22)(a)	30	32,325
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(a)	33	33,753
4.75%, 03/01/30 (Call 03/01/25)(a)	21	21,578
Beacon Roofing Supply Inc., 4.88%, 11/01/25 (Call 11/01/20)(a)	80	78,500
Gap Inc. (The)
8.38%, 05/15/23(a)	15	16,499
8.63%, 05/15/25 (Call 05/15/22)(a)	65	71,643
8.88%, 05/15/27 (Call 05/15/23)(a)	55	61,485
Golden Nugget Inc.
6.75%, 10/15/24 (Call 10/15/20)(a)	85	58,437
8.75%, 10/01/25 (Call 10/01/20)(a)	25	13,094
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	55	58,652
5.00%, 06/01/24 (Call 06/01/21)(a)(b)	60	61,404
5.25%, 06/01/26 (Call 06/01/21)(a)	85	89,037
L Brands Inc.
5.25%, 02/01/28	15	13,931
5.63%, 02/15/22	35	35,875
5.63%, 10/15/23	45	45,605
6.88%, 07/01/25 (Call 07/01/22)(a)	5	5,388
7.50%, 06/15/29 (Call 06/15/24)	30	30,750
9.38%, 07/01/25(a)	5	5,581
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	50	52,250
Penske Automotive Group Inc., 5.50%, 05/15/26 (Call 05/15/21) .	45	47,025
PetSmart Inc.
5.88%, 06/01/25 (Call 06/01/21)(a)	66	67,781
7.13%, 03/15/23 (Call 03/15/21)(a)	110	110,934
8.88%, 06/01/25 (Call 06/01/21)(a)	40	41,462
QVC Inc.
4.38%, 03/15/23	35	36,412
4.45%, 02/15/25 (Call 11/15/24)	30	30,799
4.75%, 02/15/27 (Call 11/15/26)	35	35,992
4.85%, 04/01/24	30	31,532

9

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
5.13%, 07/02/22	$40	$41,617
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	45	45,787
8.00%, 11/15/26 (Call 01/15/23)(a)	40	41,196
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 12/01/20)	40	41,050
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	130	113,980
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	45	28,659
Yum! Brands Inc.
4.75%, 01/15/30 (Call 10/15/29)(a)	45	48,825
7.75%, 04/01/25 (Call 04/01/22)(a)	60	67,012

		2,032,703

Semiconductors — 0.7%
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)	200	206,844
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	80	83,876
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)	30	32,325
5.50%, 07/15/26 (Call 07/15/21)	55	58,918

		381,963

Software — 2.3%
Boxer Parent Co. Inc., 7.13%, 10/02/25 (Call 06/01/22)(a)	5	5,500
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	20	21,387
5.00%, 10/15/24 (Call 07/15/24)	20	22,300
5.25%, 05/15/29 (Call 05/15/24)(a)	85	93,079
5.88%, 06/15/26 (Call 06/15/21)	45	47,977
Change Healthcare Holdings LLC/Change Healthcare
Finance Inc., 5.75%, 03/01/25 (Call 03/01/21)(a)	65	66,463
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)	50	54,624
10.25%, 02/15/27 (Call 02/15/22)(a)	21	23,850
MSCI Inc.
3.88%, 02/15/31 (Call 06/01/25)(a)	50	54,375
4.00%, 11/15/29 (Call 11/15/24)(a)	60	64,656
4.75%, 08/01/26 (Call 08/01/21)(a)	35	36,711
5.38%, 05/15/27 (Call 05/15/22)(a)	20	21,727
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	65	67,580
5.88%, 06/01/26 (Call 06/01/21)(a)	30	31,791
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)	45	47,475
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	70	72,574
4.00%, 02/15/28 (Call 02/15/23)(a)	50	52,518
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 11/15/20)(a)	70	73,231
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 03/01/21)(a)	120	126,960
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	110	117,975
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%, 02/01/23 (Call 02/01/21)(a)	100	100,250

		1,203,003

Telecommunications — 8.6%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)	100	100,000
10.50%, 05/15/27 (Call 05/15/22)(a)	200	228,458
Altice France SA/France, 7.38%, 05/01/26 (Call 05/01/21)(a)	300	320,062
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	70	73,055
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	60	62,737

Security	Par (000)	Value

Telecommunications (continued)
5.63%, 04/01/25 (Call 01/01/25)	$25	$26,688
Series T, 5.80%, 03/15/22	80	83,899
Series W, 6.75%, 12/01/23	50	55,387
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	35	39,501
Cincinnati Bell Inc., 7.00%, 07/15/24 (Call 09/15/20)(a)	32	33,090
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	55	56,856
6.00%, 03/01/26 (Call 03/01/22)(a)	60	63,870
7.13%, 07/01/28 (Call 07/01/23)(a)	20	21,173
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	60	64,704
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	65	63,050
6.00%, 06/15/25 (Call 06/15/21)(a)	115	117,330
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	75	76,429
Frontier Communications Corp.
8.00%, 04/01/27 (Call 04/01/22)(a)	130	134,550
8.50%, 04/01/26 (Call 04/01/21)(a)	55	54,175
Hughes Satellite Systems Corp.
5.25%, 08/01/26	35	38,426
6.63%, 08/01/26	105	116,364
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)	65	55,006
Level 3 Financing Inc.
4.25%, 07/01/28 (Call 07/01/23)(a)	45	46,922
4.63%, 09/15/27 (Call 09/15/22)(a)	65	68,331
5.13%, 05/01/23 (Call 08/31/20)	50	50,186
5.25%, 03/15/26 (Call 03/15/21)	25	26,112
5.38%, 01/15/24 (Call 01/15/21)	55	55,748
5.38%, 05/01/25 (Call 05/01/21)	35	36,111
Nokia OYJ
3.38%, 06/12/22	45	46,391
4.38%, 06/12/27	20	21,420
Qwest Corp., 6.75%, 12/01/21	50	53,233
Sprint Communications Inc.
6.00%, 11/15/22	175	188,712
11.50%, 11/15/21	75	84,225
Sprint Corp.
7.13%, 06/15/24	80	93,424
7.25%, 09/15/21	100	105,542
7.63%, 02/15/25 (Call 11/15/24)	125	151,977
7.63%, 03/01/26 (Call 11/01/25)	135	168,916
7.88%, 09/15/23	235	272,339
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	100	109,000
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(b)	55	58,016
T-Mobile USA Inc.
4.50%, 02/01/26 (Call 02/01/21)(b)	40	41,243
4.75%, 02/01/28 (Call 02/01/23)	65	70,434
5.38%, 04/15/27 (Call 04/15/22)(b)	45	48,802
6.00%, 03/01/23 (Call 09/01/20)	110	110,813
6.00%, 04/15/24 (Call 04/15/21)	50	51,190
6.38%, 03/01/25 (Call 09/01/20)	100	102,461
6.50%, 01/15/26 (Call 01/15/21)(b)	100	105,455
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)	50	50,264
5.63%, 04/15/27 (Call 04/15/22)(a)	20	21,083
6.50%, 07/15/28 (Call 06/17/23)(a)	15	15,408
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(c)	110	131,245

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

Telecommunications (continued)
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)	$85		$85,089
6.13%, 03/01/28 (Call 03/01/23)(a)	60		61,950

			4,416,852

Toys, Games & Hobbies — 0.3%
Mattel Inc.
5.88%, 12/15/27 (Call 12/15/22)(a)	45		48,497
6.75%, 12/31/25 (Call 12/31/20)(a)	85		91,105

			139,602

Transportation — 0.3%
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc., 7.38%, 01/15/22 (Call 01/15/21)(a)	25		10,446
XPO Logistics Inc.
6.25%, 05/01/25 (Call 05/01/22)(a)	30		32,475
6.50%, 06/15/22 (Call 08/31/20)(a)	38		38,098
6.75%, 08/15/24 (Call 08/15/21)(a)	85		91,455

			172,474

Trucking & Leasing — 0.2%
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	20		18,750
6.75%, 03/15/22 (Call 03/15/21)(a)	40		40,579
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27 (Call 08/01/23)(a)	20		20,650

			79,979

Total Corporate Bonds & Notes — 98.3% (Cost: $49,262,935)			50,536,044

Common Stocks

Media — 0.0%
AMC Entertainment Inc.	0	(f)	—

Total Common Stocks — 0.0% (Cost $0)			—

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 8.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(g)(h)(i)	3,426	$3,430,018
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(g)(h)	705	705,000

		4,135,018

Total Short-Term Investments — 8.1% (Cost: $4,133,123)		4,135,018

Total Investments in Securities — 106.4% (Cost: $53,396,058)		54,671,062

Other Assets, Less Liabilities — (6.4)%		(3,270,710)

Net Assets — 100.0%		$51,400,352

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	Rounds to less than 1,000.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,551,765	$1,878,065	(a)	$—	$(1,321)	$1,509	$3,430,018	3,426	$11,136	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	313,000	392,000	(a)	—	—	—	705,000	705	2,689		—

					$(1,321)	$1,509	$4,135,018		$13,825		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

11

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$50,536,044	$—	$50,536,044
Common Stocks	—	—	—	—
Money Market Funds	4,135,018	—	—	4,135,018

	$4,135,018	$50,536,044	$—	$54,671,062

12